INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

As of December 31, 2025, and 2024, the Company has net operating loss carry forwards of $3,834,075 and $2,240,166, respectively, which may be available to reduce future years’ taxable income through 2045. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state tax rate of 5% to loss before taxes for fiscal year 2025 and 2024), as follows:

	December 31, 2025		December 31, 2024
Tax benefit at the statutory rate	$(1,684,459)	21.00%	$861,644	21.0%
State income taxes, net of federal income tax benefit	(401,062)	5.00%	205,153	5.0%
Unallowed deductions	3,991	-0.05%	-	0.00%
Change in warrant derivative liability	(208,957)	2.61%	103,364	2.52%
Change in earnout shares derivative liability	(273,802)	3.41%	(4,870,194)	-118.70%
Stock based forbearance fee expense	-	0.00%	3,439,001	83.82%
Stock based compensation expense	200,878	-2.50%	-	0.00%
Gain (loss) on settlement of debt	197,679	-2.46%	-	0.00%
Amortization of debt discount	571,823	-7.13%	24,608	0.60%
Change in valuation allowance	1,593,909	-19.87%	236,623	5.77%
Total	$-		$200

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2025 and 2024, are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carryforward	$3,834,075	$2,240,166
Timing differences	-	-
Total gross deferred tax assets	3,834,075	2,240,166
Less: Deferred tax asset valuation allowance	(3,834,075)	(2,240,166)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2025 and 2024 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $3,834,075 and $2,240,166 as of December 31, 2025 and 2024, respectively.

The tax years 2021 – 2025 remain open to examination by federal agencies and other jurisdictions in which it operates.